LeaderShares® Activist Leaders® ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021
Shares		Fair Value
	COMMON STOCK - 95.5%
	ASSET MANAGEMENT- 7.6%
65,195	Invesco Ltd.	$ 1,342,365
42,809	Janus Henderson Group PLC	1,316,805
35,710	KKR & Co., Inc.	1,390,905
		4,050,075
	AUTOMOTIVE - 2.7%
139,515	Tenneco, Inc. *	1,409,102

	BIOTECH & PHARMA - 5.1%
115,002	Innoviva, Inc. *	1,381,174
131,896	Ironwood Pharmaceuticals, Inc. *	1,347,977
		2,729,151
	CHEMICALS - 2.6%
55,518	GCP Applied Technologies, Inc. *	1,376,291

	ENGINEERING & CONSTRUCTION - 2.6%
27,392	AECOM *	1,372,339

	FOOD - 5.2%
32,900	Hain Celestial Group, Inc. *	1,368,146
27,069	Herbalife Nutrition Ltd. *	1,379,436
		2,747,582
	HEALTH CARE FACILITIES & SERVICES - 5.3%
15,040	Magellan Health, Inc. *	1,413,459
52,052	MEDNAX, Inc. *	1,419,458
		2,832,917
	HOME & OFFICE PRODUCTS - 2.6%
57,068	Newell Brands, Inc.	1,370,773

	LEISURE FACILITIES & SERVICES- 5.1%
13,275	Papa John's International, Inc.	1,357,767
23,791	Restaurant Brands International, Inc.	1,372,741
		2,730,508
	MACHINERY - 2.4%
100,808	Welbilt, Inc. *	1,301,431

	MEDICAL EQUIPMENT & DEVICES - 2.6%
25,120	Merit Medical Systems, Inc. *	1,360,248

	OIL & GAS PRODUCERS - 7.7%
22,368	Cheniere Energy, Inc. *	1,416,565
69,309	Delek US Holdings, Inc.	1,300,237
67,133	Occidental Petroleum Corp.	1,346,688
		4,063,490
	REAL ESTATE OWNERS & DEVELOPERS - 2.6%
15,768	Howard Hughes Corp. *	1,358,729

LeaderShares® Activist Leaders® ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Shares		Fair Value
	COMMON STOCK - 95.5% (Continued)
	SOFTWARE - 12.8%
35,787	ACI Worldwide, Inc. *	$ 1,373,863
77,732	Box, Inc. *	1,347,873
88,402	Cloudera, Inc. *	1,349,898
22,104	CommVault Systems, Inc. *	1,387,689
79,768	Evolent Health, Inc. *	1,361,640
		6,820,963
	SPECIALTY FINANCE - 2.6%
99,519	SLM Corp.	1,381,324

	TECHNOLOGY HARDWARE - 5.2%
20,831	Seagate Technology PLC	1,377,346
65,332	Xerox Holdings Corp.	1,373,932
		2,751,278
	TECHNOLOGY SERVICES -13.0%
287,625	Conduent, Inc. *	1,386,352
26,999	Green Dot Corp. *	1,356,160
60,809	Nielsen Holdings PLC	1,357,865
48,401	Perspecta, Inc.	1,401,209
27,438	Virtusa Corp. *	1,400,710
		6,902,296
	TRANSPORTATION EQUIPMENT- 5.3%
31,780	Navistar International Corp. *	1,398,320
49,848	Trinity Industries, Inc.	1,386,273
		2,784,593
	WHOLESALE - DISCRETIONARY- 2.5%
38,481	LKQ Corp. *	1,350,298

	TOTAL COMMON STOCK (Cost - $41,599,349)	50,693,388

	TOTAL INVESTMENTS - 95.5% (Cost - $41,599,349)	$ 50,693,388
	CASH, OTHER ASSETS AND LIABILITIES - NET - 4.5%	2,380,653
	TOTAL NET ASSETS - 100.0%	$ 53,074,041

* Non-Income producing security.
PLC - Public Limited Company

LeaderShares® AlphaFactor® Tactical Focused ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021
Shares		Fair Value
	COMMON STOCK - 89.2%
	AEROSPACE & DEFENSE - 3.0%
14,052	L3Harris Technologies, Inc.	$ 2,410,058

	APPAREL & TEXTILE PRODUCTS - 3.1%
18,669	NIKE, Inc.	2,493,992

	ASSET MANAGEMENT - 3.4%
13,719	Ameriprise Financial, Inc.	2,714,579

	AUTOMOTIVE - 3.2%
77,787	Gentex Corp.	2,570,860

	BIOTECH & PHARMA - 3.5%
11,649	Amgen, Inc.	2,812,418

	CABLE & SATELLITE - 6.3%
69,844	Altice USA, Inc. *	2,484,351
413,245	Sirius XM Holdings, Inc.	2,586,914
		5,071,265
	COMMERCIAL SUPPORT SERVICES - 7.2%
168,262	H&R Block, Inc.	2,899,154
42,628	Robert Half International, Inc.	2,877,390
		5,776,544
	ELECTRICAL EQUIPMENT - 3.6%
20,080	Keysight Technologies, Inc. *	2,843,127

	HOUSEHOLD PRODUCTS - 3.5%
48,406	Nu Skin Enterprises, Inc.	2,801,255

	INSTITUTIONAL FINANCIAL SERVICES - 6.3%
109,142	Jefferies Financial Group, Inc.	2,548,466
46,363	SEI Investments Co.	2,450,285
		4,998,751
	INSURANCE - 16.7%
59,967	Aflac, Inc.	2,709,309
24,345	Allstate Corp.	2,609,297
30,384	American Financial Group, Inc.	2,860,350
11,479	Berkshire Hathaway, Inc. *	2,615,720
22,752	Hanover Insurance Group, Inc.	2,558,917
		13,353,593
	INTERNET MEDIA & SERVICES - 3.0%
12,305	VeriSign, Inc. *	2,388,031

LeaderShares® AlphaFactor® Tactical Focused ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Shares		Fair Value
	COMMON STOCK - 89.2% (Continued)
	RETAIL - CONSUMER STAPLES - 10.0%
153,977	Albertsons Cos., Inc.	$ 2,674,580
12,597	Dollar General Corp.	2,451,502
83,848	Kroger Co.	2,892,756
		8,018,838
	SEMICONDUCTORS - 3.7%
53,194	Intel Corp.	2,952,799

	SOFTWARE - 3.1%
41,102	Oracle Corp.	2,483,794

	TECHNOLOGY HARDWARE - 9.6%
27,031	Arrow Electronics, Inc. *	2,639,037
108,033	HP, Inc.	2,629,523
114,385	Xerox Holdings Corp.	2,405,517
		7,674,077

	TOTAL COMMON STOCK (Cost - $71,698,320)	71,363,981

	REAL ESTATE INVESTMENT TRUST - 10.1%
225,667	Brandywine Realty Trust	2,482,337
43,976	SL Green Realty Corp.	2,967,501
170,119	AGNC Investment Corp.	2,653,856
	TOTAL REAL ESTATE INVESTMENT TRUST (Cost - $8,044,711)	8,103,694

	TOTAL INVESTMENTS - 99.3% (Cost - $79,743,031)	$ 79,467,675
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.7%	523,906
	TOTAL NET ASSETS - 100.0%	$ 79,991,581

* Non-Income producing security.

LeaderShares® AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021
Shares		Fair Value
	COMMON STOCK - 98.1%
	AEROSPACE & DEFENSE - 2.7%
28,060	Howmet Aerospace, Inc.	$ 689,715
4,233	L3Harris Technologies, Inc.	726,002
2,245	Lockheed Martin Corp.	722,486
		2,138,203
	APPAREL & TEXTILE PRODUCTS - 0.9%
5,635	NIKE, Inc.	752,780

	ASSET MANAGEMENT - 4.0%
4,148	Ameriprise Financial, Inc.	820,765
16,386	Apollo Global Management, Inc.	752,773
1,119	BlackRock, Inc.	784,710
5,330	T Rowe Price Group, Inc.	834,038
		3,192,286
	AUTOMOTIVE - 1.0%
23,556	Gentex Corp.	778,526

	BANKING - 1.0%
1,412	First Citizens BancShares, Inc.	841,538

	BEVERAGES - 0.9%
5,407	PepsiCo, Inc.	738,434

	BIOTECH & PHARMA - 2.0%
5,147	Alexion Pharmaceuticals, Inc. *	789,190
1,683	Regeneron Pharmaceuticals, Inc. *	847,963
		1,637,153
	CABLE & SATELLITE - 2.8%
21,153	Altice USA, Inc. *	752,412
1,207	Charter Communications, Inc. *	733,325
5,077	Liberty Broadband Corp. *	737,028
		2,222,765
	CHEMICALS - 3.8%
6,182	Celanese Corp.	755,131
7,985	Eastman Chemical Co.	785,325
3,684	Ecolab, Inc.	753,415
1,099	Sherwin-Williams Co.	760,288
		3,054,159
	COMMERCIAL SUPPORT SERVICES - 1.9%
7,159	FTI Consulting, Inc. *	787,275
20,710	Rollins, Inc.	745,974
		1,533,249
	CONSUMER SERVICES - 1.0%
16,351	Service Corp. International	824,581

	CONTAINERS & PACKAGING - 0.9%
17,438	Sealed Air Corp.	737,104

	E-COMMERCE DISCRETIONARY - 2.1%
243	Amazon.com, Inc. *	779,107
15,723	eBay, Inc.	888,507
		1,667,614
	ELECTRIC EQUIPMENT- 1.1%
6,054	Keysight Technologies, Inc. *	857,186

	ENGINEERING & CONSTRUCTION - 1.9%
16,123	AECOM *	807,762
7,388	Jacobs Engineering Group, Inc.	745,892
		1,553,654
	ENTERTAINMENT CONTENT - 1.0%
81,871	Zynga, Inc. *	811,342

	FOOD - 1.0%
20,055	Hain Celestial Group, Inc. *	833,987

	HEALTH CARE FACILITIES & SERVICES - 3.1%
6,889	DaVita, Inc. *	808,562
4,607	McKesson Corp.	803,783
11,834	Syneos Health, Inc. *	879,858
		2,492,203
	HOME & OFFICE PRODUCTS - 1.0%
29,340	Tempur Sealy International, Inc. *	774,576

LeaderShares® AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Shares		Fair Value
	COMMON STOCK - 98.1% (Continued)
	HOME CONSTRUCTION - 1.0%
14,682	Masco Corp.	$ 797,379

	HOUSEHOLD PRODUCTS - 2.0%
3,955	Clorox Co.	828,414
5,933	Kimberly-Clark Corp.	783,749
		1,612,163
	INDUSTRIAL INTERMEDIATE PRODUCTION - 1.1%
4,585	Valmont Industries, Inc.	884,538

	INSTITUTIONAL FINANCIAL SERVICES - 3.0%
3,068	Goldman Sachs Group, Inc.	831,950
33,028	Jefferies Financial Group, Inc.	771,204
6,080	Nasdaq, Inc.	822,442
		2,425,596
	INSURANCE - 2.0%
5,935	Assurant, Inc.	804,014
31,666	Equitable Holdings, Inc.	784,683
		1,588,697
	INTERNET MEDIA & SERVICES - 2.9%
454	Alphabet, Inc. *	829,621
2,894	Facebook, Inc. *	747,607
3,703	VeriSign, Inc. *	718,641
		2,295,869
	LEISURE PRODUCTS - 1.1%
10,365	Brunswick Corp.	896,158

	MEDICAL EQUIPMENT & DEVICES - 5.2%
6,761	Agilent Technologies, Inc.	812,469
14,965	Bruker Corp.	866,324
11,087	Hologic, Inc. *	883,967
704	Mettler-Toledo International, Inc. *	822,342
15,058	QIAGEN NV *	815,391
		4,200,493
	RETAIL - CONSUMER STAPLES - 3.9%
3,804	Dollar General Corp.	740,296
7,410	Dollar Tree, Inc. *	753,301
25,364	Kroger Co.	875,058
5,568	Walmart, Inc.	782,248
		3,150,903
	RETAIL - DISCRETIONARY - 6.5%
8,522	CarMax, Inc. *	1,003,721
3,015	Home Depot, Inc.	816,522
4,986	Lowe's Cos, Inc.	831,914
2,273	Lululemon Athletica, Inc. *	747,090
13,680	Penske Automotive Group, Inc.	818,611
7,780	Williams-Sonoma, Inc.	1,002,998
		5,220,856
	SEMICONDUCTORS- 7.5%
9,324	Applied Materials, Inc.	901,444
9,762	Cirrus Logic, Inc. *	914,602
3,109	KLA Corp.	870,738
1,700	Lam Research Corp.	822,715
4,785	Qorvo, Inc. *	817,661
5,207	Skyworks Solutions, Inc.	881,285
4,892	Texas Instruments, Inc.	810,555
		6,019,000
LeaderShares® AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Shares		Fair Value
	COMMON STOCK - 98.1% (Continued)
	SOFTWARE - 6.7%
1,595	Adobe, Inc. *	$ 731,738
5,833	Cadence Design Systems, Inc. *	760,565
6,178	Citrix Systems, Inc.	823,589
3,594	Microsoft Corp.	833,664
12,375	Oracle Corp.	747,821
2,229	Palo Alto Networks, Inc. *	781,822
11,070	SS&C Technologies Holdings, Inc.	696,082
		5,375,281
	TECHNOLOGY HARDWARE - 6.0%
5,977	Apple, Inc.	788,725
2,764	Arista Networks, Inc. *	850,096
8,220	Arrow Electronics, Inc. *	802,519
8,184	Dolby Laboratories, Inc.	720,438
4,763	Motorola Solutions, Inc.	798,041
2,875	Ubiquiti, Inc.	885,471
		4,845,290
	TECHNOLOGY SERVICES - 10.2%
4,570	Automatic Data Processing, Inc.	754,598
9,175	Booz Allen Hamilton Holding Corp.	781,435
9,814	Cognizant Technology Solutions Corp.	765,001
7,041	Fiserv, Inc. *	723,040
5,010	Jack Henry & Associates, Inc.	725,398
2,218	Mastercard, Inc.	701,531
3,491	Morningstar, Inc.	802,546
1,801	MSCI, Inc.	711,935
3,434	PayPal Holdings, Inc. *	804,621
2,438	S&P Global, Inc.	772,846
3,627	Visa, Inc.	700,918
		8,243,869
	TRANSPORTATION & LOGISTICS- 4.9%
8,840	CSX Corp.	758,074
3,927	Kansas City Southern	795,885
3,382	Norfolk Southern Corp.	800,249
4,108	Old Dominion Freight Line, Inc.	796,952
3,854	Union Pacific Corp.	761,049
		3,912,209

	TOTAL COMMON STOCK (Cost - $77,172,546)	78,909,641

	REAL ESTATE INVESTMENT TRUST - 1.0%
2,875	SBA Communications Corp.
	TOTAL REAL ESTATE INVESTMENT TRUST (Cost - $811,167)	772,426

	TOTAL INVESTMENTS - 99.1% (Cost - $77,983,713)	$ 79,682,067
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.9%	746,119
	TOTAL NET ASSETS - 100.0%	$ 80,428,186

* Non-Income producing security.

LeaderShares® Equity Skew ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021
Shares		Fair Value
	COMMON STOCK - 11.1%
	AEROSPACE & DEFENSE - 0.4%
383	Boeing Co.	$ 74,375
168	General Dynamics Corp.	24,642
96	Lockheed Martin Corp.	30,895
112	Northrop Grumman Corp.	32,100
1,081	Raytheon Technologies Corp.	72,135
		234,147
	APPAREL & TEXTILE PRODUCTS - 0.1%
328	NIKE, Inc.	43,817
230	VF Corp.	17,680
		61,497
	ASSET MANAGEMENT - 0.1%
30	BlackRock, Inc.	21,038
1,080	Charles Schwab Corp.	55,663
		76,701
	AUTOMOTIVE - 0.1%
2,842	Ford Motor Co.	29,926
910	General Motors Co.	46,119
		76,045
	BANKING - 1.1%
5,492	Bank of America Corp.	162,838
1,492	Citigroup, Inc.	86,521
2,189	JPMorgan Chase & Co.	281,659
303	PNC Financial Services Group, Inc.	43,487
969	Truist Financial Corp.	46,493
996	US Bancorp	42,679
2,959	Wells Fargo & Co.	88,415
		752,092
	BEVERAGES - 0.3%
1,802	Coca-Cola Co.	86,766
122	Constellation Brands, Inc.	25,733
577	PepsiCo, Inc.	78,801
		191,300
	BIOTECH & PHARMA - 0.9%
321	AbbVie, Inc.	32,896
207	Amgen, Inc.	49,976
778	Bristol Myers Squibb Co.	47,793
222	Eli Lilly and Co.	46,169
898	Gilead Sciences, Inc.	58,909
1,121	Johnson & Johnson	182,869
945	Merck & Co., Inc.	72,831
4,050	Pfizer, Inc.	145,395
		636,838
	CABLE & SATELLITE- 0.1%
1,811	Comcast Corp.	89,771

	CHEMICALS - 0.2%
85	Air Products and Chemicals, Inc.	22,675
533	Corteva, Inc.	21,245
510	DuPont de Nemours, Inc.	40,519
96	Ecolab, Inc.	19,633
169	PPG Industries, Inc.	22,766
		126,838
	COMMERCIAL SUPPORT SERVICES- 0.0% **
170	Waste Management, Inc.	18,924

	DIVERSIFIED INDUSTRIALS - 0.4%
418	3M Co.	73,426
258	Emerson Electric Co.	20,472
6,223	General Electric Co.	66,462
502	Honeywell International, Inc.	98,076
116	Illinois Tool Works, Inc.	22,528
		280,964
	ELECTRIC UTILITIES- 0.6%
354	American Electric Power Co., Inc.	28,642
584	Dominion Energy, Inc.	42,568
528	Duke Energy Corp.	49,632
246	Eversource Energy	21,525
709	Exelon Corp.	29,466
800	NextEra Energy, Inc.	64,696
363	Public Service Enterprise Group, Inc.	20,484
208	Sempra Energy	25,742
752	Southern Co.	44,308
226	WEC Energy Group, Inc.	20,091
376	Xcel Energy, Inc.	24,060
		371,214
	ENTERTAINMENT CONTENT - 0.4%
227	Activision Blizzard, Inc.	20,657
1,279	Walt Disney Co. *	215,089
		235,746
LeaderShares® Equity Skew ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Shares		Fair Value
	COMMON STOCK - 11.1% (Continued)
	FOOD - 0.1%
448	General Mills, Inc.	$ 26,029
1,040	Mondelez International, Inc.	57,658
		83,687
	HEALTHCARE FACILITIES & SERVICES - 0.5%
177	Anthem, Inc.	52,565
417	Centene Corp. *	25,145
256	Cigna Corp.	55,565
953	CVS Health Corp.	68,282
192	HCA Healthcare, Inc.	31,196
117	McKesson Corp.	20,413
328	UnitedHealth Group, Inc.	109,414
		362,580
	HOUSEHOLD PRODUCTS - 0.3%
298	Colgate-Palmolive Co.	23,244
71	Estee Lauder Cos., Inc.	16,802
152	Kimberly-Clark Corp.	20,079
935	Procter & Gamble Co.	119,876
		180,001
	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
579	Bank of New York Mellon Corp.	23,062
260	CME Group, Inc.	47,252
245	Goldman Sachs Group, Inc.	66,437
186	Intercontinental Exchange, Inc.	20,525
1,029	Morgan Stanley	68,994
		226,270
	INSURANCE - 0.7%
467	Aflac, Inc.	21,099
217	Allstate Corp.	23,258
610	American International Group, Inc.	22,838
1,391	Berkshire Hathaway, Inc. *	316,967
186	Marsh & McLennan Cos., Inc.	20,443
544	MetLife, Inc.	26,194
281	Prudential Financial, Inc.	21,997
182	Travelers Cos., Inc.	24,807
		477,603
	INTERNET MEDIA & SERVICES - 0.0% **
17	Booking Holdings, Inc. *	33,054

	LEISURE FACILITIES & SERVICES - 0.2%
187	Marriott International, Inc.	21,750
325	McDonald's Corp.	67,548
348	Starbucks Corp.	33,690
		122,988
	MACHINERY - 0.1%
204	Caterpillar, Inc.	37,299
114	Stanley Black & Decker, Inc.	19,778
		57,077
	MEDICAL EQUIPMENT & DEVICES- 0.5%
522	Abbott Laboratories	64,514
368	Baxter International, Inc.	28,273
209	Becton Dickinson and Co.	54,714
1,015	Boston Scientific Corp. *	35,972
147	Danaher Corp.	34,962
52	Illumina, Inc. *	22,175
25	Intuitive Surgical, Inc. *	18,691
118	Stryker Corp.	26,079
146	Zimmer Biomet Holdings, Inc.	22,436
		307,816
	OIL & GAS PRODUCERS - 0.5%
1,393	Chevron Corp.	118,684
753	ConocoPhillips	30,143
409	EOG Resources, Inc.	20,843
3,073	Exxon Mobil Corp.	137,793
1,413	Kinder Morgan, Inc.	19,895
456	Marathon Petroleum Corp.	19,681
309	Phillips 66	20,950
		367,989
	OIL & GAS SERVICES & EQUIPMENT- 0.0% **
990	Schlumberger NV	21,988

	RETAIL - CONSUMER STAPLES- 0.4%
148	Costco Wholesale Corp.	52,160
123	Target Corp.	22,284
524	Walgreens Boots Alliance, Inc.	26,331
1,012	Walmart, Inc.	142,176
		242,951
LeaderShares® Equity Skew ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Shares		Fair Value
	COMMON STOCK - 11.1% (Continued)
	RETAIL - DISCRETIONARY- 0.3%
221	Home Depot, Inc.	$ 59,851
155	Lowe's Cos., Inc.	25,862
256	Ross Stores, Inc.	28,490
865	TJX Cos., Inc.	55,395
		169,598
	SEMICONDUCTORS - 0.5%
149	Analog Devices, Inc.	21,952
92	Broadcom, Inc.	41,446
2,805	Intel Corp.	155,706
751	Micron Technology, Inc. *	58,781
307	Texas Instruments, Inc.	50,867
		328,752
	SOFTWARE - 0.1%
621	Oracle Corp.	37,527

	SPECIALTY FINANCE - 0.2%
462	American Express Co.	53,712
326	Capital One Financial Corp.	33,989
216	Discover Financial Services	18,045
		105,746
	TECHNOLOGY HARDWARE - 0.2%
3,091	Cisco Systems, Inc.	137,797
981	HP, Inc.	23,877
		161,674
	TECHNOLOGY SERVICES - 0.5%
162	Automatic Data Processing, Inc.	26,749
445	Fidelity National Information Services, Inc.	54,940
212	Global Payments, Inc.	37,422
642	International Business Machines Corp.	76,469
196	Mastercard, Inc.	61,993
477	Visa, Inc.	92,180
		349,753
	TELECOMMUNICATIONS - 0.5%
5,156	AT&T, Inc.	147,616
3,021	Verizon Communications, Inc.	165,400
		313,016
	TOBACCO & CANNABIS - 0.2%
1,378	Altria Group, Inc.	56,608
1,133	Philip Morris International, Inc.	90,243
		146,851
	TRANSPORTATION & LOGISTICS - 0.2%
266	CSX Corp.	22,811
100	Norfolk Southern Corp.	23,662
423	Southwest Airlines Co.	18,587
251	Union Pacific Corp.	49,565
159	United Parcel Service, Inc.	24,645
		139,270

	TRANSPORTATION EQUIPMENT - 0.0% **
249	PACCAR, Inc.	22,714

	WHOLESALE - CONSUMER STAPLES - 0.1%
398	Archer-Daniels-Midland Co.	19,904
368	Sysco Corp.	26,316
		46,220

	TOTAL COMMON STOCK (Cost - $7,149,612)	7,457,202

	EXCHANGE TRADED FUNDS - 87.4%
	EQUITY FUNDS - 87.4%
127,282	iShares Core MSCI Emerging Markets ETF	8,124,410
257,805	Schwab Emerging Markets Equity ETF	8,156,950
187,217	SPDR Portfolio Emerging Markets ETF	8,106,496
89,169	SPDR Portfolio S&P 500 Growth ETF	4,907,862
158,796	SPDR S&P 600 Small Cap Growth ETF	12,878,356
231,485	SPDR S&P 600 Small Cap Value ETF	16,289,599
	TOTAL EXCHANGE TRADED FUNDS (Cost - $51,823,057)	58,463,673

	REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.3%
156	American Tower Corp.	35,468
124	Crown Castle International Corp.	19,749
203	Digital Realty Trust, Inc.	29,222
27	Equinix, Inc.	19,979
531	Prologis, Inc.	54,799
240	Simon Property Group, Inc.	22,303
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $174,121)	181,520

	TOTAL INVESTMENTS - 98.8% (Cost - $59,146,790)	$ 66,102,395
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.2%	790,829
	TOTAL NET ASSETS - 100.0%	$ 66,893,224

* Non-Income producing security.
** Represents less than 0.05%
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
S&P - Standard and Poor's
SPDR - Standard and Poor's Depository Receipts

LeaderShares® ETF Funds

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

January 31, 2021

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.   The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process –The applicable investments are valued collectively via inputs from each group within the fair value committee.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the

LeaderShares® ETF Funds

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

January 31, 2021

following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

LeaderShares® ETF Funds

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

January 31, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2021 for the Funds’ investments measured at fair value:

LeaderShares® Activist Leaders® ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 50,693,388	$ -	$ -	$ 50,693,388
Total	$ 50,693,388			$ 50,693,388
LeaderShares® AlphaFactor® Tactical Focused ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 71,363,981	$ -	$ -	$ 71,363,981
Real Estate Investment Trusts	8,103,694	-	-	8,103,694
Total	$ 79,467,675			$ 79,467,675
LeaderShares® AlphaFactor® US Core Equity ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 78,909,641	$ -	$ -	$ 78,909,641
Real Estate Investment Trust	772,426	-	-	772,426
Total	$ 79,682,067			$ 79,682,067

LeaderShares® Equity Skew ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,457,202	$ -	$ -	$ 7,457,202
Exchange Traded Funds	58,463,673	-	-	58,463,673
Real Estate Investment Trusts	181,520	-	-	181,520
Total	$ 66,102,395			$ 66,102,395

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at January 31, 2021, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
Leadershares® Activist Leaders® ETF Fund	$ 41,599,723	$ 9,225,290	$ (131,625)	$ 9,093,665
Leadershares® AlphaFactor® Tactical Focused ETF Fund	79,743,031	2,010,265	(2,285,621)	(275,356)
Leadershares® AlphaFactor® US Core Equity ETF Fund	77,983,713	3,683,442	(1,985,088)	1,698,354
Leadershares® Equity Skew ETF Fund	59,145,824	7,096,373	(139,802)	6,956,571